Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Summary of revenue from contracts with customers and geographical location

	For the year ended 31 December
	2024	2023	2022
	USD	USD	USD
Business to business	12,975,199	16,636,471	29,398,523
Business to customers	4,232,163	6,215,792	13,598,566
	17,207,362	22,852,263	42,997,089

	For the year ended 31 December
	2024	2023	2022
	USD	USD	USD
Egypt	13,545,819	20,970,829	39,734,817
KSA	3,600,308	1,881,434	3,262,272
UAE	61,235	—	—
	17,207,362	22,852,263	42,997,089